As Filed With The Securities And Exchange Commission on March 22, 1999

                                                              File No. 333-50545
                                                               File No. 811-7924

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 2

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 18

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)

                              206 South 13th Street
                             Lincoln, Nebraska 68508
               (Complete Address of Depositor's Principal Office)

                                   JOHN MORRIS
                          Lincoln Benefit Life Company
                              206 South 13th Street
                             Lincoln, Nebraska 68508
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                   Copies to:

                             Joan E. Boros, Esquire
               Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

      immediately upon filling pursuant to paragraph (b) of rule 485
-----
  X   on May 1, 1999, pursuant to paragraph (b)(1)(iii) of rule 485
-----
      60 days after filling  pursuant to paragraph  (a)(1) of rule 485
-----
      on (date)pursuant to paragraph (a)(1) of rule 485
-----

If appropriate, check the following box:

 /X/ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of Securities Being Registered:  Variable Portion of the Contracts

The contents of Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940, filed on January 28, 1999, are incorporated by reference herein. This amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced amendments.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Benefit Life Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to its registration statement, and has caused this amendment to be signed on its behalf, in the City of Lincoln, and State of Nebraska, on the 22nd day of March, 1999.

                              LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT (Registrant)

                              By:       LINCOLN BENEFIT LIFE COMPANY
                                   ---------------------------------------------
                                        (DEPOSITOR)

                              By:       /s/ B. EUGENE WRAITH
                                   ---------------------------------
                                        B. Eugene Wraith
                                        PRESIDENT AND CHIEF OPERATING OFFICER

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

      SIGNATURE                            TITLE                     DATE
-------------------------          ----------------------          --------

   /s/ B. EUGENE WRAITH
------------------------------     President, Chief Operating
   B. Eugene Wraith                   Officer and Director        March 22, 1999
   (PRINCIPAL EXECUTIVE OFFICER)

   /s/ ROBERT E. RICH
------------------------------     Executive Vice President
   Robert E. Rich                      and Director               March 22, 1999

   /s/ MARVIN P. EHLY
------------------------------     Senior Vice President
   Marvin P. Ehly                      Treasurer and Director     March 22, 1999
  (PRINCIPAL FINANCIAL OFFICER)

   /s/ JANET P. ANDERBERY
------------------------------     Vice President and
   Janet P. Anderbery                  Controller                 March 22, 1999
   (PRINCIPAL ACCOUNTING OFFICER)


-------------------------------     Chairman of the Board and
   Peter H. Heckman                    Chief Executive Officer    March 22, 1999


-------------------------------     Director                      March 22, 1999
   Louis G. Lower, II

   /s/ JOHN H. COLEMAN III
-------------------------------     Director                      March 22, 1999
   John H. Coleman III


   /s/ JOHN J. MORRIS
-------------------------------     Director                      March 22, 1999
   John J. Morris

   /s/ DOUGLAS F. GAER
-------------------------------     Director                      March 22, 1999
   Douglas F. Gaer


-------------------------------     Director                      March 22, 1999
   Kevin Slawin


-------------------------------     Director                      March 22, 1999
   Michael J. Velotta


   /s/ CAROL S. WATSON
-------------------------------     Director                      March 22, 1999
   Carol S. Watson

   /s/ DEAN M. WAY
-------------------------------     Director                      March 22, 1999
   Dean M. Way


-------------------------------     Director                      March 22, 1999
   Patricia W. Wilson


-------------------------------     Director                      March 22, 1999
   Thomas J. Wilson, III